Stockholders' Equity (Details Narrative) - USD ($)			2 Months Ended		3 Months Ended
	Feb. 27, 2015	Oct. 28, 2014	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2015
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized			100,000,000	100,000,000	100,000,000
Preferred stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized			10,000,000	10,000,000	10,000,000
Common stock holders owned percentage	10.00%		50.00%	50.00%	50.00%
Number of common stock shares issued to its founders and initial shareholders		12,000,000
Common stock price per share		$ 0.001	$ 0.001	$ 0.001
Number of common stock value issued to its founders and initial shareholders		$ 12,000	$ 41,500
Subscription receivable			$ 11,250	$ 11,250	$ 34,250
Common stock shares outstanding			12,830,000	12,830,000	14,323,479
Note conversion price per share	$ 0.025
Number of conversion shares of common stock	413,479
12 Accredited Investors [Member]
Number of common stock shares sold				790,000
Sale of stock, price per share			$ 0.05	$ 0.05
Number of common stock sold				$ 39,500
Accredited Investors [Member]
Number of common stock shares issued to its founders and initial shareholders					40,000
Number of common stock shares sold					1,080,000
Sale of stock, price per share					$ 0.05
Number of common stock sold					$ 54,000
Mr. Beauregard and Mr. Trudeau [Member]
Number of common stock shares issued to its founders and initial shareholders		4,500,000